Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (note 18)	$ 33,671	$ 20,580
Long-term debt	(1,797,992)	(1,791,226)
Obligations related to capital leases (note 5)	(1,011,549)	(392,839)
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity-accounted joint ventures (note 6)	131,685	272,514
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(376,581)	(368,612)
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	339,435	243,173
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to capital leases (note 5)	(1,011,549)	(392,839)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,421,411)	(1,422,614)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	878	1,080
Interest rate swap agreements – liabilities	(73,984)	(87,681)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swaption agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaption agreements – assets		3,283
Interest rate swaption agreements – liabilities	(2)	(4,230)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreements – assets	3,758	0
Cross-currency swap agreements – liabilities	(54,217)	(99,786)
Carrying Amount Asset (Liability) | Level 2 | Non-recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (note 18)	16,671	20,580
Carrying Amount Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	3,476	10,985
Carrying Amount Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	1,648	2,134
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(384,820)	(366,418)
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	339,435	243,173
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to capital leases (note 5)	(1,001,588)	(400,072)
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,391,524)	(1,381,287)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	878	1,080
Interest rate swap agreements – liabilities	(73,984)	(87,681)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swaption agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaption agreements – assets		3,283
Interest rate swaption agreements – liabilities	(2)	(4,230)
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreements – assets	3,758	0
Cross-currency swap agreements – liabilities	(54,217)	(99,786)
Fair Value Asset (Liability) | Level 2 | Non-recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (note 18)	16,671	20,580
Fair Value Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	3,459	10,944
Fair Value Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	$ 1,648	$ 2,134